Consolidated Statements of Cash Flows - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Operating activities
Net income	$ 4,892	$ 3,562	$ 4,216
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	1,598	1,589	1,562
Pension income and funding	(305)	(234)	(288)
Amortization of bridge financing and other fees	97	0	0
Deferred income taxes	511	487	569
Loss on assets held for sale	(137)	486	0
Changes in operating assets and liabilities:
Accounts receivable	(22)	158	(7)
Material and supplies	(7)	20	(60)
Accounts payable and other	141	(49)	(498)
Other current assets	35	0	5
Other operating activities, net	168	146	424
Net cash provided by operating activities	6,971	6,165	5,923
Investing activities
Property additions	(2,891)	(2,863)	(3,865)
Advance for acquisition and other transaction-related costs	(908)	0	0
Refund of advance for acquisition	886	0	0
Acquisitions, net of cash acquired	0	(8)	(259)
Other investing activities, net	40	(75)	(66)
Net cash used in investing activities	(2,873)	(2,946)	(4,190)
Financing activities
Issuance of debt	403	1,789	1,653
Repayment of debt	(861)	(1,221)	(402)
Change in commercial paper, net	66	(1,273)	141
Bridge financing and other fees	(97)	0	0
Settlement of foreign exchange forward contracts on debt	(8)	26	2
Issuance of common shares for stock options exercised	52	56	77
Withholding taxes remitted on the net settlement of equity settled awards	(37)	(48)	(61)
Repurchase of common shares	(1,582)	(379)	(1,700)
Purchase of common shares for settlement of equity settled awards	(27)	(9)	(11)
Purchase of common shares by Share Trusts	(26)	(14)	(33)
Dividends paid	(1,740)	(1,634)	(1,544)
Acquisition, additional cash consideration	0	0	(25)
Net cash used in financing activities	(3,857)	(2,707)	(1,903)
Effect of foreign exchange fluctuations on cash, cash equivalents, restricted cash, and restricted cash equivalents	0	0	(1)
Net increase (decrease) in cash, cash equivalents, restricted cash, and restricted cash equivalents	241	512	(171)
Cash, cash equivalents, restricted cash, and restricted cash equivalents, beginning of year	1,100	588	759
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	1,341	1,100	588
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents, end of year	838	569	64
Restricted cash and cash equivalents, end of year	503	531	524
Cash, cash equivalents, restricted cash, and restricted cash equivalents, end of year	1,341	1,100	588
Supplemental cash flow information
Interest paid	(512)	(551)	(521)
Income taxes paid	$ (759)	$ (353)	$ (822)